SUPPLEMENTAL FINANCIAL INFORMATION (Condensed Consolidated Statements of Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues [Abstract]
Regulated electric	$ 4,721.0	$ 3,437.0
Regulated	1,002.0	499.0
Non-regulated	503.0	341.0
Total operating revenues	6,226.0	4,277.0
Operating expenses
Regulated fuel for generation and purchased power	1,638.0	1,283.0
Regulated cost of natural gas	379.0	177.0
Regulated fuel adjustment	59.0	61.0
Non-regulated fuel for generation and purchased power	209.0	313.0
Non-regulated direct costs	28.0	29.0
Operating, maintenance and general	1,399.0	1,137.0
Provincial, state, and municipal taxes	326.0	195.0
Depreciation and amortization	856.0	588.0
Total operating expenses	4,835.0	3,722.0
Operating Income (Loss)	1,391.0	555.0
Income from equity investments	124.0	100.0
Other income (expenses), net	2.0	174.0
Interest expense, net	(698.0)	(585.0)
Income before provision for income taxes	819.0	244.0
Income tax expense (recovery)	520.0	(22.0)
Net income	299.0	266.0
Non-controlling interest in subsidiaries	5.0	11.0
Preferred stock dividends	28.0	28.0
Net income attributable to common shareholders	266.1	227.2
Comprehensive income attributable to common shareholders	0.0	228.0
Consolidation, Eliminations [Member]
Revenues [Abstract]
Total operating revenues	(57.0)	(35.0)
Operating expenses
Total operating expenses	(57.0)	(35.0)
Operating Income (Loss)	0.0	0.0
Income (Loss) from Subsidiaries, before Tax	(336.0)	(150.0)
Income from equity investments	0.0	0.0
Intercompany income (expenses), net	(38.0)	(46.0)
Other income (expenses), net	5.0	0.0
Interest expense, net	0.0	0.0
Income before provision for income taxes	(369.0)	(196.0)
Income tax expense (recovery)	0.0	0.0
Net income	(369.0)	(196.0)
Non-controlling interest in subsidiaries	4.0	4.0
Preferred stock dividends	(42.0)	(50.0)
Net income attributable to common shareholders	(331.0)	(150.0)
Comprehensive income attributable to common shareholders	17.0	(283.0)
Parent Company [Member]
Revenues [Abstract]
Total operating revenues	0.0	0.0
Operating expenses
Total operating expenses	41.0	39.0
Operating Income (Loss)	(41.0)	(39.0)
Income (Loss) from Subsidiaries, before Tax	336.0	150.0
Income from equity investments	1.0	18.0
Intercompany income (expenses), net	92.0	203.0
Other income (expenses), net	0.0	135.0
Interest expense, net	138.0	226.0
Income before provision for income taxes	250.0	241.0
Income tax expense (recovery)	(44.0)	(14.0)
Net income	294.0	255.0
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	28.0	28.0
Net income attributable to common shareholders	266.0	227.0
Comprehensive income attributable to common shareholders	0.0	228.0
Subsidiary Issuer [Member]
Revenues [Abstract]
Total operating revenues	0.0	0.0
Operating expenses
Total operating expenses	0.0	0.0
Operating Income (Loss)	0.0	0.0
Income (Loss) from Subsidiaries, before Tax	0.0	0.0
Income from equity investments	0.0	0.0
Intercompany income (expenses), net	195.0	101.0
Other income (expenses), net	0.0	0.0
Interest expense, net	155.0	85.0
Income before provision for income taxes	40.0	16.0
Income tax expense (recovery)	17.0	7.0
Net income	23.0	9.0
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income attributable to common shareholders	23.0	9.0
Comprehensive income attributable to common shareholders	3.0	19.0
Guarantor Subsidiaries [Member]
Revenues [Abstract]
Total operating revenues	4,165.0	2,494.0
Operating expenses
Total operating expenses	3,241.0	2,127.0
Operating Income (Loss)	924.0	367.0
Income (Loss) from Subsidiaries, before Tax	0.0	0.0
Income from equity investments	1.0	0.0
Intercompany income (expenses), net	(204.0)	(107.0)
Other income (expenses), net	16.0	24.0
Interest expense, net	242.0	127.0
Income before provision for income taxes	495.0	157.0
Income tax expense (recovery)	511.0	48.0
Net income	(16.0)	109.0
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	29.0	31.0
Net income attributable to common shareholders	(45.0)	78.0
Comprehensive income attributable to common shareholders	(392.0)	205.0
Non-Guarantor Subsidiaries [Member]
Revenues [Abstract]
Total operating revenues	2,118.0	1,818.0
Operating expenses
Total operating expenses	1,610.0	1,591.0
Operating Income (Loss)	508.0	227.0
Income (Loss) from Subsidiaries, before Tax	0.0	0.0
Income from equity investments	122.0	82.0
Intercompany income (expenses), net	(45.0)	(151.0)
Other income (expenses), net	(19.0)	15.0
Interest expense, net	163.0	147.0
Income before provision for income taxes	403.0	26.0
Income tax expense (recovery)	36.0	(63.0)
Net income	367.0	89.0
Non-controlling interest in subsidiaries	1.0	7.0
Preferred stock dividends	13.0	19.0
Net income attributable to common shareholders	353.0	63.0
Comprehensive income attributable to common shareholders	$ 372.0	$ 59.0